ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Financial Information
	For the years ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$160,723,554	$186,949,412
Net (loss) income	$(8,227,818)	$26,161,809
(Loss) income per share - basic	$(0.01)	$0.02
(Loss) income per share - diluted	$(0.01)	$0.02

Dacheng [Member]
Total Consideration
Cash paid	$9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)	14,545,600
Fair value of contingent consideration	51,049,269

Total	$75,172,469

Allocation of The Purchase Price
Tangible assets acquired (including cash of $2,127,781)	$4,258,638
Acquired intangible assets
Core technologies	2,963,104
Product technologies	9,740,307
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)
Goodwill	63,549,838

Total	$75,172,469

Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member]
Allocation of The Purchase Price
Tangible assets acquired (including cash of $18,011)	$21,939
Acquired intangible assets:
Employment contract	351,540
Product technologies	66,866
Liabilities assumed	-
Deferred tax liability	(104,602)
Goodwill	836,058

Total	$1,171,801

Noumena [Member]
Total Consideration
Cash consideration	$14,880,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date after lock up discount)	4,230,000

Total	$19,110,600

Allocation of The Purchase Price
Tangible assets acquired (including cash of $586,701)	$669,600
Acquired intangible assets
Product technologies	3,487,524
Goodwill	14,953,476

Total	$19,110,600